Share-Based Compensation - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expense
Total share-based compensation	$ 2,363	$ 3,317	$ 3,089
Share-based compensation expense related to deferred compensation arrangements for non-employee directors	166	166	132
Research and development expenses
Share-based compensation expense
Total share-based compensation	807	1,171	1,260
General and administrative expenses
Share-based compensation expense
Total share-based compensation	1,556	2,146	1,829
Director
Share-based compensation expense
Share-based compensation expense related to deferred compensation arrangements for non-employee directors	166	166	132
Director | General and administrative expenses
Share-based compensation expense
Share-based compensation expense related to deferred compensation arrangements for non-employee directors	$ 166	$ 166	$ 132
Stock Options | Maximum
Share-based compensation expense
Term of options from the grant date	10 years
Stock Options | Director
Share-based compensation expense
Vesting period	3 years
Stock Options | Employees
Share-based compensation expense
Period available to exercise all vested options after end of employment relationship	3 months
Stock Options | Employees | Maximum
Share-based compensation expense
Vesting period	5 years